SEGMENTED INFORMATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmented Information Details 3
Customer 1	$ 24,845,362	$ 19,245,936
Customer 2	7,451,519	6,318,713
Customer 3	1,061,760	4,540,687	6,705,786
Customer 4			5,619,686
Customer 5			2,599,326
Total revenue from mining operations	$ 33,358,641	$ 30,105,336	$ 14,924,798